HSBC Holdings statement of changes in equity - USD ($) $ in Millions	Total		Other equity interest		Retained earnings	[1],[2]	Merger and other reserves	[2],[3]	Issued by HSBC Holdings		Issued by HSBC Holdings Called up share capital		Issued by HSBC Holdings Share premium	Issued by HSBC Holdings Other equity interest	Issued by HSBC Holdings Retained earnings	[4]	Issued by HSBC Holdings Merger and other reserves
Equity beginning of period at Dec. 31, 2018	$ 194,249		$ 22,367		$ 138,191		$ 29,777		$ 147,353		$ 10,180		$ 13,609	$ 22,231	$ 61,434		$ 39,899
Profit for the year	8,708				7,383				9,041						9,041
Other comprehensive income/(expense) for the year, net of tax	1,017				(1,759)				(396)						(396)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(2,002)				(2,002)				(396)						(396)
Total comprehensive income for the year	9,725				5,624				8,645						8,645
Shares issued under employee share plans	62				(495)				501		36		521		(56)
Shares issued in lieu of dividends and amounts arising thereon	2,687				2,687				2,687		171		(171)		2,687
Capital securities issued									0
Cancellation of shares	(1,000)	[5]			(1,000)	[5]	68	[5]	(1,000)		(68)				(1,000)		68
Dividends to shareholders	(12,460)				(11,683)				(11,683)						(11,683)
Redemption of capital securities	(1,508)	[6]	(1,496)	[6]	(12)	[6]			(1,508)					(1,488)	(20)
Transfers	0	[7]			2,475	[7]	(2,475)	[7]	0	[8]					2,475	[8]	(2,475)	[8]
Other movements	435				414				49						2		47
Equity end of period at Dec. 31, 2019	192,668		20,871		136,679		27,370		145,044		10,319		13,959	20,743	62,484		37,539
Profit for the year	6,099				5,229				4,085						4,085
Other comprehensive income/(expense) for the year, net of tax	8,409				1,118				176						176
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	167				167				176						176
Total comprehensive income for the year	14,508				6,347				4,261						4,261
Shares issued under employee share plans	7				(339)				539		28		318		2,540		(2,347)
Capital securities issued	1,497	[9]	1,500	[9]	(3)	[9]			1,485					1,500	(15)
Dividends to shareholders	(2,023)				(1,331)				(1,331)						(1,331)
Redemption of capital securities	(1,450)	[6]			(1,450)	[6]			(1,450)						(1,450)
Transfers	0	[7]			435	[7]	(435)	[7]	0	[8]					435	[8]	(435)	[8]
Other movements	(646)		43		(200)				(1,748)					171	(1,919)
Equity end of period at Dec. 31, 2020	204,995		22,414		140,572		26,935		146,800		10,347		14,277	22,414	65,005		34,757
Profit for the year	14,693				13,917				10,834						10,834
Other comprehensive income/(expense) for the year, net of tax	(4,967)				661				267						267
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	531				531				267						267
Total comprehensive income for the year	9,726				14,578				11,101						11,101
Shares issued under employee share plans	18				(336)				251		29		325		(103)
Capital securities issued	1,996	[9]	2,000	[9]	(4)	[9]			1,980					2,000	(20)
Cancellation of shares	(2,004)	[5]			(2,004)	[5]	60	[5]	(2,004)	[10]	(60)	[10]			(2,004)	[10]	60	[10]
Dividends to shareholders	(6,383)				(5,790)				(5,790)						(5,790)
Redemption of capital securities	(2,000)	[6]	(2,000)	[6]					(2,000)					(2,000)
Transfers	0	[7]			(3,065)	[7]	3,065	[7]	0	[8]					(3,065)	[8]	3,065	[8]
Other movements	(38)				40				(8)						(8)
Equity end of period at Dec. 31, 2021	$ 206,777		$ 22,414		$ 144,458		$ 30,060		$ 150,330		$ 10,316		$ 14,602	$ 22,414	$ 65,116		$ 37,882

[1]	At 31 December 2021, retained earnings included 558,397,704 treasury shares (2020: 509,825,249; 2019: 432,108,782). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and Security Services.
[2]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[3]	Statutory share premium relief under section 131 of the Companies Act 1985 (the ‘Act’) was taken in respect of the acquisition of HSBC Bank plc in 1992, HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited (‘HOHU’), following a number of intra-Group reorganisations. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.
[4]	At 31 December 2021, retained earnings included 329,871,829 ($2,542m) treasury shares (2020: 326,766,253 ($2,521m); 2019: 326,191,804 ($2,543m)).
[5]	For further details, see Note 31 in the Annual Report and Accounts 2021. In October 2021, HSBC announced a share buy-back of up to $2.0bn, which will be completed no later than April 2022. At 31 December 2021, 120,366,714 ordinary shares had been purchased and cancelled representing a nominal value of $60m, which has been transferred from share capital to capital redemption reserve within merger and other reserves. In August 2019, HSBC announced a share buy-back of up to $1.0bn, which was completed in September 2019.
[6]	During 2021, HSBC Holdings redeemed $2,000m 6.875% perpetual subordinated contingent convertible capital securities. For further details, see Note 31 in the Annual Report and Accounts 2021. In 2020, HSBC Holdings called and later redeemed $1,450m 6.20% non-cumulative US dollar preference shares. In 2019, HSBC Holdings redeemed $1,500m 5.625% perpetual subordinated capital securities on which there were $12m of external issuance costs. Under IFRSs external issuance costs are classified as equity.
[7]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In the comparative periods, impairments (2020: $435m; 2019: $2,475m) were recognised and a permitted transfer of these amounts was made from the merger reserve to retained earnings. During 2021, a part reversal of these impairments resulted in a transfer from retained earnings back to the merger reserve of $3,065m.
[8]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2021, a part reversal of this impairment resulted in a transfer from retained earnings back to the merger reserve of $3,065m. At 31 December 2020, an additional impairment of $435m (2019: $2,475m) was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings.
[9]	During 2021, HSBC Holdings issued $2,000m of additional tier 1 instruments on which there were $4m of external issue costs. In 2020, HSBC Holdings issued $1,500m of perpetual subordinated contingent convertible capital securities.
[10]	October 2021, HSBC announced a share buy-back of up to $2.0bn, which is to be completed no later than 20 April 2022.